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 Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor

MAC A0102-120

San Francisco, CA  94105

September 24, 2013

Writer’s Direct Dial Number

                                                                                                                                                                                        (617) 210-3682

Via EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:       Wells Fargo Funds Trust

Registration Nos. 333-74295; 811-09253

Ladies and Gentlemen:

            In connection with the registration of Wells Fargo Funds Trust (the “Trust”) as an investment company under the Investment Company Act of 1940 (the “1940 Act”), and the issuance of shares by it under the Securities Act of 1933 (the “1933 Act”), we are transmitting herewith for filing, pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and Regulation S-T, the Trust’s Post-Effective Amendment No. 311 to its Registration Statement under the 1933 Act and Amendment No. 312 to its Registration Statement under the 1940 Act on Form N-1A relating to the funds listed on exhibit A attached hereto.

In accordance with the provisions Rule 485(b)(4), we are not aware of any disclosures that would render this post-effective amendment ineligible to become effective under paragraph (b) of Rule 485.

If you have any questions, please contact me at 617-210-3682.

Very truly yours,

/s/ Maureen E. Towle
Maureen E. Towle
Senior Counsel

APPENDIX A

Funds Trust

Wells Fargo Advantage C & B Large Cap Value Fund
Wells Fargo Advantage Diversified Equity Value Fund
Wells Fargo Advantage Emerging Growth Fund
Wells Fargo Advantage Index Fund
Wells Fargo Advantage International Value Fund
Wells Fargo Advantage Small Company Growth Fund
Wells Fargo Advantage Small Company Value Fund